Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 78,853	$ 205,772
Accounts receivable, net (Note 7)	148,709	130,415
Unbilled revenue	110,186	108,482
Service inventories (Note 8)	110,521	93,864
Prepaid assets	337	6,040
Retention withholdings	34,268	41,105
Other receivables	38,271	35,251
Other current assets	16,669	6,439
Total current assets	537,814	627,368
Non-current assets
Property, plant and equipment, net (Note 9)	461,061	425,506
Intangible assets, net (Note 10)	102,914	121,616
Goodwill (Note 10)	645,095	645,095
Operating lease right-of-use assets (Note 11)	29,970
Other assets	51,473	11,707
Total assets	1,828,327	1,831,292
Liabilities
Accounts payable and accrued expenses	353,536	314,569
Current installments of long-term debt (Note 12)	53,352	8,755
Short-term borrowings (Note 12)	89,885	78,319
Income taxes payable (Note 14)	7,262	7,184
Other taxes payable	7,604	5,227
Operating lease liabilities (Note 11)	6,263
Other current liabilities	26,166	17,818
Total current liabilities	544,068	431,872
Long-term debt (Note 12)	391,863	508,764
Deferred tax liabilities (Note 14)		8,888
Employee benefit liabilities (Note 13)	24,382	23,534
Non-current operating lease liabilities (Note 11)	25,051
Other liabilities	40,615	37,200
Total liabilities	1,025,979	1,010,258
Commitments and contingencies (Note 15)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2022 and December 31, 2021, respectively (Note 17)
Common stock and additional paid in capital, no par value; unlimited shares authorized; 94,012,752 and 91,366,235 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively (Note 17)	877,299	856,792
Retained (deficit) / earnings	(75,020)	(35,827)
Accumulated other comprehensive income	69	69
Total shareholders’ equity	802,348	821,034
Non-controlling interests
Total equity	802,348	821,034
Total liabilities and equity	$ 1,828,327	$ 1,831,292